Provisions - Summary of Provisions (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Current	₩ 396,030	₩ 419,744
Non-current	580,559	468,009
Provision for bonus payments [member]
Disclosure of other provisions [line items]
Current	121,757	146,277
Non-current	70,104	38,114
Provision for construction warranties [member]
Disclosure of other provisions [line items]
Current	49,659	50,222
Non-current	137,201	146,536
Provision for legal contingencies and claims [member]
Disclosure of other provisions [line items]
Current	17,960	20,893
Non-current	78,486	52,169
Provision for the restoration [member]
Disclosure of other provisions [line items]
Current	10,041	14,567
Non-current	197,810	161,253
Others [member]
Disclosure of other provisions [line items]
Current	196,613	187,785
Non-current	₩ 96,958	₩ 69,937